Label	Element	Value
Bridge Builder Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bridge Builder Core Bond Fund (the “Fund” or the “Core Bond Fund”) is to provide total return (capital appreciation plus income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivatives and certain investment companies (see below), with economic characteristics similar to fixed income securities. The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are in fixed income securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, privately-issued MBS, commercial MBS (“CMBS”), and mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non‑U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and in swaps, primarily interest rate swaps. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets. The Fund is designed to allow managers to invest in various fixed income market sectors.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub‑adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser may allocate Fund assets to the following Sub‑advisers: Robert W. Baird & Co., Inc. (“Baird”), J.P. Morgan Investment Management Inc. (“JPMIM”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), and PGIM, Inc. (“PGIM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
Baird’s Principal Investment Strategies
Baird utilizes a structured, risk-controlled philosophy with a disciplined duration neutral approach to invest its allocated portion of the Fund’s assets. Baird will normally invest in U.S. government and other public sector entities, ABS and MBS of U.S. and U.S. dollar-denominated foreign issuers, and corporate debt of U.S. and foreign issuers.
JPMIM’s Principal Investment Strategies
JPMIM incorporates a bottom‑up, value-oriented approach in managing its allocated portion of the Fund’s assets. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value-oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, and the complex legal and technical structure of the transaction.
Loomis Sayles’ Principal Investment Strategies
Loomis Sayles’ investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, seeking to add value primarily through security selection while continually managing risk in the portfolio. Loomis Sayles’ objective with respect to its allocated portion is to consistently outperform, over time, a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable fixed income market, including Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS.
Under normal circumstances, Loomis Sayles will seek to invest in U.S. dollar-denominated, investment grade fixed income securities, including Treasury securities; agency securities; credit; MBS, ABS and CMBS; corporate bonds issued by U.S. and foreign companies; and mortgage dollar rolls.
PGIM’s Principal Investment Strategies
PGIM’s strategy is based on the philosophy that research-driven security selection is the most consistent strategy for adding value to client portfolios. PGIM complements that base strategy with modest sector rotation, duration management, and disciplined trade execution. PGIM uses a team approach to attempt to add value by tilting toward fixed income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.
In managing the Fund’s assets, PGIM uses a combination of top‑down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, PGIM develops views on economic, policy and market trends. In its bottom up research, PGIM develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. PGIM may invest in a security based upon the expected total return rather than the yield of such security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting the Fund that can cause a decline in value are set forth below. The risks are ordered in alphabetical order after the first five risks, although the order of the risk factors does not indicate the significance of any particular risk factor. Any additional risks associated with the Fund’s non‑principal investments are described in the Statement of Additional Information (“SAI”). The SAI also provides additional information about the risks associated with the Fund’s principal investments described herein.

●
Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates or rise because of decreases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation indexed bonds may experience greater losses than other fixed income securities with similar durations.

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Credit Risk. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.

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Asset-Backed, Mortgage-Related, and Mortgage-Backed Securities Risk. Borrowers may default on the obligations that underlie ABS, mortgage-related securities, and MBS. During periods of rising interest rates, the Fund may be subject to extension risk and may receive principal later than it had expected, causing the Fund to experience additional volatility. During periods of falling interest rates, ABS, mortgage-related securities, and MBS may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. CMOs, MBS, ARMs, IOs, POs, and inverse floaters may be more volatile and may be more sensitive to interest rate changes and prepayments than other mortgage-related securities. The impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non‑payment of loans) may result in a reduction in the value of the security. The risk of default, as described under “Credit Risk,” for privately-issued and sub‑prime mortgages is generally higher than for other types of MBS. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities. In addition, ABS such as CLOs and CDOs present credit risks that are not presented by MBS. This is because ABS generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an ABS defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security.

●
Active Management Risk. The Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub‑adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

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Corporate Debt Securities Risk. Corporate debt securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

●
Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

●
Derivatives Risk. An investment in derivatives (such as futures contracts and swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment, or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.

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Floating Rate Securities Risk. The Fund may invest in obligations with interest rates that are reset periodically. Although the prices of floating rate securities are generally less sensitive to interest rate changes than comparable quality fixed rate instruments, the value of floating rate securities may decline if the floating rate securities’ interest rates do not rise as quickly, or as much, as general interest rates.

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Foreign Securities Risk (including Emerging Markets Risk). The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

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Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives or strategies.

●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.
●
LIBOR Replacement Risk. The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one‑week and two‑month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

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Mortgage Dollar Roll Risk. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon a Sub‑adviser’s ability to correctly predict interest rates and prepayments.

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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub‑advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub‑advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub‑advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub‑advisers may be purchasing securities at the same time other Sub‑advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

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Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations, as well as issuers of callable bonds, may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

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Privately Issued Securities Risk. Investments in privately issued securities (e.g., Rule 144A securities) may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies with securities that are not publicly traded are not subject to the disclosure and other investor protection requirements that might be applicable if the securities were publicly traded.

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Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

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Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions, which could have a substantial adverse effect on the Fund’s performance.

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Reinvestment Risk. Cash flows from fixed income securities are generally reinvested at current market rates. A decline in market rates may result in less attractive reinvestment opportunities and affect the Fund’s ability to meet its investment objective.

●
Sovereign Debt Risk. Investments in non‑U.S. sovereign debt securities can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner.

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U.S. Government Securities Risk. U.S. government obligations are affected by changes or expected changes in interest rates, among other things. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, such obligations are still subject to credit risk. Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Moreover, some securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to provide financial support to certain of these debt obligations, but no assurance can be given that the U.S. government will do so.

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When-Issued, Delayed Delivery, and Forward Commitment Transactions Risk. When-issued transactions, delayed delivery purchases, and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. These transactions are also subject to counterparty risk, which is described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in Advisory Solutions. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgebuildermutualfunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest (quarter ended June 30, 2020)	4.45%
Lowest (quarter ended December 31, 2016)	-2.96%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/21 to 9/30/21 was ‑1.06%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Bloomberg U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade fixed-rate taxable bond market. Index returns reflect the change in value, principal payments and interest of bonds in the index. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2020
Bridge Builder Core Bond Fund | Bridge Builder Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[3]
Less Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%	[3]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	175
10 Years	rr_ExpenseExampleYear10	$ 423
2014	rr_AnnualReturn2014	5.91%
2015	rr_AnnualReturn2015	0.86%
2016	rr_AnnualReturn2016	3.30%
2017	rr_AnnualReturn2017	4.13%
2018	rr_AnnualReturn2018	0.11%
2019	rr_AnnualReturn2019	9.14%
2020	rr_AnnualReturn2020	8.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s performance (before taxes) from 1/1/21 to 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2013
Bridge Builder Core Bond Fund | Return After Taxes on Distributions | Bridge Builder Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2013
Bridge Builder Core Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Bridge Builder Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2013
Bridge Builder Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2013

[1]	Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2022, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers. This contractual agreement may only be changed or eliminated before October 28, 2022 with the approval of the Board of Trustees (the “Board”). Such waivers are not subject to reimbursement by the Fund.
[2]	Other Expenses include acquired fund fees and expenses less than 0.01%.
[3]	The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude acquired fund fees and expenses.